INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2026
Investment property [abstract]
Disclosure of detailed information about investment property
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2026 (MILLIONS)
Fair value, beginning of period	$85,613
Additions	5,199
Dispositions and assets reclassified as held for sale	(5,857)
Fair value changes	(161)
Foreign currency translation and other	(555)
Fair value, end of period[1]	$84,239
1.As at June 30, 2026, the ending balance includes $4.4 billion of right-of-use investment properties (December 31, 2025 – $4.4 billion).
The following table summarizes the key valuation metrics of the company’s investment properties:

AS AT JUN. 30, 2026	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Super Core	6.2%	4.8%	10
Core Plus	6.9%	5.5%	10
Value Add	8.3%	6.7%	10
LP Investments[1]	8.6%	5.5%	9
Other investment properties[2,3]	8.2%	6.7%	9
1.The rates presented are for consolidated investment properties inclusive of non-controlling interests that are valued using the discounted cash flow method. These rates exclude residential, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.
2.Other investment properties include investment properties held in our Infrastructure segment, investments with limited capital at risk that we expect to discontinue in our Real Estate segment, as well as direct investments within our Asset Management segment.
3.Terminal capitalization rate and investment horizon (years) are presented for investments with limited capital at risk that we expect to discontinue in our Real Estate segment.

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2026			2025
AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$69	$1,501	$—	$42	$1,360	$—
Corporate bonds	—	1,640	929	—	1,658	810
Fixed income securities and other	945	979	7,964	304	943	7,412
Common shares and warrants	1,162	989	5,164	387	1,543	4,659
	2,176	5,109	14,057	733	5,504	12,881
Accounts receivable and other[1]	—	1,988	1,332	—	1,861	1,207
	$2,176	$7,097	$15,389	$733	$7,365	$14,088
Financial liabilities
Accounts payable and other[1]	$130	$3,770	$2,854	$156	$3,877	$2,349
The following table presents our investment properties measured at fair value:

AS AT JUN. 30, 2026 (MILLIONS)
Super Core	$19,471
Core Plus	10,164
Value Add	5,090
LP Investments	43,460
Other investment properties	6,054
$84,239

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	•Changes in future cash flows tend to be offset by corresponding movements in discount rates
	• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Changes in discount rates tend to be offset by corresponding movements in cash flows
	• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value	•Changes in terminal capitalization rates tend to be offset by corresponding movements in cash flows
	• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Changes in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
1.Certain stabilized investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to stabilized net operating income.